Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,857,925	S/ 26,721,991
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,857,925	S/ 26,721,991
Credit Exposure Percentage	100.00%	100.00%
Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 622,528	S/ 660,839
Credit Exposure Percentage	2.30%	2.50%
Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 271,607	S/ 229,933
Credit Exposure Percentage	1.00%	0.90%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,432,987	S/ 3,268,924
Credit Exposure Percentage	12.70%	12.20%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,287,880	S/ 2,611,807
Credit Exposure Percentage	8.50%	9.80%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,028,735	S/ 652,347
Credit Exposure Percentage	3.80%	2.40%
Instruments Issued And Rated In Peru [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 111,708	S/ 4,770
Credit Exposure Percentage	0.40%	0.00%
Instruments Issued And Rated In Peru [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 4,664
Credit Exposure Percentage	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 15,003,866	S/ 13,879,016
Credit Exposure Percentage	55.90%	51.90%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 14,011,438	S/ 13,174,718
Credit Exposure Percentage	52.20%	49.30%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 774,100	S/ 490,215
Credit Exposure Percentage	2.90%	1.80%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 214,083
Credit Exposure Percentage	0.00%	0.80%
Instruments Issued In Peru And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 218,328
Credit Exposure Percentage	0.80%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,536,133	S/ 3,624,720
Credit Exposure Percentage	13.20%	13.60%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 9,429	S/ 11,105
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 111,247	S/ 145,599
Credit Exposure Percentage	0.40%	0.50%
Instruments Issued And Rated Abroad [Member] | A- / A+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 689,996	S/ 656,237
Credit Exposure Percentage	2.60%	2.50%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,581,191	S/ 2,565,054
Credit Exposure Percentage	9.60%	9.60%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 124,581	S/ 228,812
Credit Exposure Percentage	0.50%	0.90%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 19,689	S/ 16,190
Credit Exposure Percentage	0.10%	0.10%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 1,723
Credit Exposure Percentage	0.00%	0.00%
Negotiable Certificates of Deposit issued by the BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,113,924	S/ 3,448,984
Credit Exposure Percentage	7.90%	12.90%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,317,625	S/ 1,099,282
Credit Exposure Percentage	4.90%	4.10%
Securitized Bonds [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 3,008
Credit Exposure Percentage		0.00%
Others [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 98,882	S/ 81,910
Credit Exposure Percentage	0.40%	0.30%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,397,552	S/ 26,296,616
Credit Exposure Percentage	98.30%	98.40%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 460,373	S/ 425,375
Credit Exposure Percentage	1.70%	1.60%